RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In September 2020, the Sponsor purchased 2,156,250 shares of common stock for an aggregate purchase price of $25,000, or approximately $0.012 per share (the “founder shares”). On October 20, 2020, the Company effected a stock dividend resulting in its Sponsor holding 2,875,000 founder shares, representing an adjusted purchase price of approximately $0.009 per share. The founder shares, after giving effect to the stock dividend, include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. In connection with the underwriters’ full exercise of their over-allotment option in November 2020, the 375,000 shares were no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell their founder shares until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

In September 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $200,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and due at the earlier of December 31, 2020 or the closing of the IPO. The loan would be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. On November 2, 2020, the Company repaid $120,000 to the Sponsor.

Due to Related Party

The balance of $10,000 represents the unpaid administrative service fees as of June 30, 2021.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide non-interest bearing loans to the Company as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Units. At June 30, 2021 and December 31, 2020, no such Working Capital Loans were outstanding.

Related Party Extension Loans

The Company will have up to 12 months from the closing of the IPO to consummate an initial Business Combination. However, if the Company anticipates that it may not be able to consummate its initial Business Combination within 12 months, the Company may, by resolution of its board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account. The Company’s stockholders will not be entitled to vote or redeem their shares in connection with any such extension. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate its initial Business Combination to be extended, the Company’s Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per unit in either case, up to an aggregate of $2,000,000 or $2,300,000 if the underwriters’ over-allotment option is exercised in full) on or prior to the date of the applicable deadline, for each three month extension. Any such payments would be made in the form of a non-interest bearing loan. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete its initial Business Combination. If the Company is unable to consummate an initial Business Combination within such time period, it will redeem 100% of its issued and outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, subject to applicable law, and then seek to dissolve and liquidate.

Administrative Service Fee

The Company has agreed to pay an affiliate of its Sponsor, commencing on the Effective Date of the registration statement, a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the three and six months ended June 30, 2021, the Company incurred $30,000 and $60,000 of administrative services under this arrangement.

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

In September 2020, the Sponsor purchased 2,156,250 shares of common stock for an aggregate purchase price of $25,000, or approximately $0.012 per share. On October 20, 2020, the Company effected a stock dividend resulting in its Sponsor holding 2,875,000 founder shares, representing an adjusted purchase price of approximately $0.009 per share. The founder shares, after given effect to the stock dividend, include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. In connection with the underwriters’ full exercise of their over-allotment option in November 2020, the 375,000 shares were no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell their founder shares until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

In September 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $200,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and due at the earlier of December 31, 2020 or the closing of the IPO. The loan would be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. On November 2, 2020, the Company repaid $120,000 to the Sponsor. As of December 31, 2020, the Company had not borrowed any amount under the promissory note with the Sponsor.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide non-interest bearing loans to the Company as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Units. At December 31, 2020, no such Working Capital Loans were outstanding.

Related Party Extension Loans

The Company will have up to 12 months from the closing of the IPO to consummate an initial Business Combination. However, if the Company anticipates that it may not be able to consummate its initial Business Combination within 12 months, the Company may, by resolution of its board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account. The Company’s stockholders will not be entitled to vote or redeem their shares in connection with any such extension. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate its initial Business Combination to be extended, the Company’s Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per unit in either case, up to an aggregate of $2,000,000 or $2,300,000 if the underwriters’ over-allotment option is exercised in full) on or prior to the date of the applicable deadline, for each three month extension. Any such payments would be made in the form of a non-interest bearing loan. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete its initial Business Combination. If the Company is unable to consummate an initial Business Combination within such time period, it will redeem 100% of its issued and outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, subject to applicable law, and then seek to dissolve and liquidate.

Administrative Service Fee

The Company has agreed to pay an affiliate of its Sponsor, commencing on the Effective Date of the registration statement, a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the period from October 29, 2020 to December 31, 2020, the Company incurred $20,000 of administrative services under this arrangement. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

Airspan [Member]
Entity Listings [Line Items]
RELATED PARTY TRANSACTIONS

15.	RELATED PARTY TRANSACTIONS

As of both June 30, 2021 and December 31, 2020, there was an outstanding note receivable amounting to $87 thousand due from the Company’s President and Chief Executive Officer in connection with the purchase of 500,000 shares of the Company’s common stock. The note was originally entered into in 1999 in the amount of $130 thousand of which $43 thousand had been repaid at June 30, 2021. No interest is due on the debt. The debt is collateralized by Airspan stock.

As disclosed in Note [7], as of June 30, 2021 and December 31, 2020, the Company has a Subordinated Term Loan with a related party.

20.	RELATED PARTY TRANSACTIONS

As of both December 31, 2020 and 2019, there was an outstanding note receivable amounting to $87 thousand due from the Company’s President and Chief Executive Officer in connection with the purchase of 500,000 shares of the Company’s common stock. The note was originally entered into in 1999 in the amount of $130 thousand of which $43 thousand had been repaid at December 31, 2020 and 2019. No interest is due on the debt. The debt is collateralized by Airspan stock.

As disclosed in Note 9, as of December 31, 2020 and 2019 the Company has a Subordinated Term Loan with a related party who is a shareholder of the Company.